EMPLOYEE BENEFIT PLANS - Severance obligation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
Current severance regimen	$ 95,331	$ 87,022
Defined benefit obligation | Defined benefit severance obligation plan | Colombia
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	22,228	26,547
Current service cost	531	716
Interest cost	1,149	1,490
Benefits paid	(6,678)	(6,214)
Net actuarial (gain) / loss due to assumption changes and plan experience	1,199	(311)
Defined obligation, unfunded as of December 31	18,429	22,228
Current severance regimen	95,331	87,022
Total	$ 113,760	$ 109,250